RELATED PARTY TRANSACTIONS - Revenues and Expenses Transactions (Details) - Equitable Affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment management and administrative services provided to EQAT, EQ Premier VIP Trust and 1290 Funds
Related Party Transaction [Line Items]
Revenue received or accrued for:	$ 708	$ 757	$ 724
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products
Related Party Transaction [Line Items]
Revenue received or accrued for:	82	38	38
Paid or accrued commission and fee expenses for sale of insurance products by Equitable Network
Related Party Transaction [Line Items]
Expenses paid or accrued for:	$ 718	$ 712	$ 625